                           ONE GROUP(R) MUTUAL FUNDS

                      SUPPLEMENT DATED APRIL 14, 2003 TO
                             PROSPECTUS FOR USE BY
                             BANK ONE CORPORATION
                          SAVINGS AND INVESTMENT PLAN
                            DATED NOVEMBER 1, 2002

The following Average Annual Total Return Table for the One Group Mid Cap Value Fund replaces the Table on page 24 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001
--------------------------------------------------------------------------------

                             INCEPTION                                 PERFORMANCE
                           DATE OF CLASS       1 YEAR 5 YEARS 10 YEARS SINCE 3/2/89
           ------------------------------------------------------------------------
           Class I            3/2/89            4.97% 13.96%   13.61%     12.66%
           ------------------------------------------------------------------------
           S&P MidCap 400 Index/1/
           (no deduction for fees or expenses) -0.60% 16.11%   15.02%     16.75%
           ------------------------------------------------------------------------
           S&P MidCap 400/BARRA Value Index/2/
           (no deduction for fees or expenses)  7.14% 14.53%   15.23%       *
           ------------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. Market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/2/The S&P MidCap 400/BARRA Value Index is an unmanaged index generally representative of the performance of the lowest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Mid Cap Value Fund has changed from the S&P MidCap 400 Index to the S&P MidCap 400/BARRA Value Index in order to better represent the investment policies for comparison purposes.
*Index did not exist.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE